MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
List of Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES	MATERIAL ACCOUNTING POLICIES
(a)BASIS OF PRESENTATION
All amounts are in Canadian dollars unless otherwise noted. Our functional currency is the Canadian dollar. We prepare the consolidated financial statements on a historical cost basis, except for:
•certain financial instruments as disclosed in note 19, including investments (which are also disclosed in note 20), which are measured at fair value;
•the net deferred pension liability, which is measured as described in note 27; and
•liabilities for stock-based compensation, which are measured at fair value as disclosed in note 29.

(b)BASIS OF CONSOLIDATION
Subsidiaries are entities we control. We include the financial statements of our subsidiaries in our consolidated financial statements from the date we gain control of them until our control ceases. We eliminate all intercompany transactions and balances between our subsidiaries on consolidation. In determining whether we control an entity, we assess the degree of power we can exert over the entity, the degree of variability to which we are exposed from our involvement with the entity, and whether we have the ability to affect our returns using our power. Net income and comprehensive income are attributed to RCI shareholders and non-controlling interests based on the non-controlling interests' share of the net income in the subsidiary in which they hold their interest. Equity attributable to RCI shareholders is reported separately from non-controlling interests in total equity.

(c)FOREIGN CURRENCY TRANSLATION
We translate amounts denominated in foreign currencies into Canadian dollars as follows:
•monetary assets and liabilities - at the exchange rate in effect as at the date of the Consolidated Statements of Financial Position;
•non-monetary assets and liabilities, and related depreciation and amortization - at the historical exchange rates; and
•revenue and expenses other than depreciation and amortization - at the average exchange rate for the month in which the transaction was recognized.

(d)ASSETS HELD FOR SALE
We classify non-current assets, or disposal groups consisting of assets and liabilities, as held-for-sale if it is highly probable their carrying amounts will be recovered primarily through a sale rather than through continued use. Assets, or disposal groups, classified as held-for-sale are measured at the lower of (i) their carrying amount and (ii) fair value less costs to sell. Once classified as held-for-sale, property, plant and equipment and finite-life intangible assets are no longer depreciated or amortized, respectively. Classifying assets or disposal groups as held for sale can require significant judgment in determining if the sale is highly probable, especially for larger assets or disposal groups. This requires an assessment of, among other things, whether management is committed to the sale and it is unlikely significant changes to the disposal plan will be made. We regularly reassess assets or disposal groups classified as held-for-sale to determine if their sales are still highly probable and, if not, we reclassify them to their original captions in the Consolidated Statement of Financial Position.

(e)PLAYER COMPENSATION
Annual contractual player salaries are expensed over the applicable regular season on a straight-line basis. Signing bonuses paid to players are considered earned when the contract is executed by both the player and the team. At that time, we recognize a deferred player compensation liability, reflecting our obligation to pay the signing bonus to the player, and a corresponding deferred player compensation asset. The current and long-term portions of the asset and liability are recognized in other current (or long-term) assets or liabilities based on the recognition and payment schedule associated with each signing bonus. The liability for signing bonuses paid over all or part of a player's contract is recognized at present value. The asset is amortized over the applicable sports league's regular season on a straight-line basis over the fixed contract term of the player.

(f)NEW ACCOUNTING PRONOUNCEMENTS ADOPTED IN 2025
We adopted the following IFRS amendments in 2025. They did not have a material effect on our consolidated financial statements.
•Amendments to IAS 21, The Effects of Changes in Foreign Exchange Rates - Lack of Exchangeability, clarifying when a currency is exchangeable and when it is not exchangeable.

(g)RECENT ACCOUNTING PRONOUNCEMENTS NOT YET ADOPTED
The IASB has issued the following new standard and amendments to existing standards that will become effective in future years:
•IFRS 18, Presentation and Disclosure in Financial Statements (replacing IAS 1, Presentation of Financial Statements), with an aim to improve the structure and content of the primary financial statements and comparability between issuers (January 1, 2027). The focus of IFRS 18 is on presentation in the statement of income by requiring income and expenses to be classified into operating, investing, and financing categories. The main business activities of a company drive classification of income and expense into appropriate categories and further disaggregation of operating expense line items will be required in the statement of income. It also introduces defined subtotals of "operating profit" and "profit before financing and income taxes" in the statement of income to improve comparability between companies. Impacts on the statement of cash flows include eliminating classification options for interest and dividend receipts (must be classified as investing) and payments (must be classified as financing). In addition, IFRS 18 provides guidance on the disclosure of "management-defined performance measures" in relation to the statement of income, including reconciliation requirements.
•Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures, clarifying both the classification of financial assets linked to environmental, social, and governance as well as the timing in which a financial asset or financial liability is derecognized when using electronic payment systems (January 1, 2026).

We are assessing the impacts IFRS 18 and the amendments to IFRS 9 and IFRS 7 will have on our consolidated financial statements. We do not expect the amendments to have a material impact on adoption; however, our consolidated statement of income will be presented differently under IFRS 18 and there will be recategorizations of certain line items in the statements of income and statements of cash flows.

(h)ADDITIONAL MATERIAL ACCOUNTING POLICIES, ESTIMATES, AND JUDGMENTS
When preparing our consolidated financial statements, we make judgments, estimates, and assumptions that affect how accounting policies are applied and the amounts we report as assets, liabilities, revenue, and expenses. The accounting policies applied in 2025 were consistent with those applied in 2024. Our material accounting policies, estimates, and judgments are identified in this note or disclosed throughout the notes as identified in the table below, including:
•information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the amounts recognized in the consolidated financial statements;
•information about judgments made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements; and
•information on our material accounting policies.

Note	Topic	Page	Accounting Policy	Use of Estimates	Use of Judgments
3	Business Combinations and Sales	13	X	X	X
5	Reportable Segments	19	X		X
6	Revenue Recognition	20	X	X	X
8	Property, Plant and Equipment	25	X	X	X
9	Leases	27	X	X	X
10	Intangible Assets and Goodwill	30	X	X	X
11	Restructuring, Acquisition and Other	34	X		X
14	Income Taxes	35	X		X
15	Earnings Per Share	37	X
16	Accounts Receivable	38	X
17	Inventories	39	X
19	Financial Instruments	39	X	X	X
20	Investments	52	X
24	Provisions	57	X	X
27	Post-Employment Benefits	63	X	X
29	Stock-Based Compensation	69	X	X
32	Commitments and Contingent Liabilities	75	X		X